8. Income Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets [Abstract]
Allowance for loan loss	$ 1,922	$ 1,862
Previous Years AMT	802	802
Loss on Other Equity Investments	51	51
NOL carry-forwards (20 year carry-forward period)	9,627	9,420
Net unrealized loss on securities available-for-sale	129	0
Deferred tax assets	12,531	12,135
Deferred tax liability [Abstract]
Depreciation	(405)	(342)
Net unrealized gain on securities available for sale	0	(49)
Deferred tax liability	(405)	(342)
Deferred Tax Asset Valuation Allowance	0	(1,000)
Net deferred tax assets	$ 12,126	$ 10,744